Leases - Schedule of Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2023	$ 7,129
2024	6,457
2025	4,133
2026	3,357
2027	3,152
2028 & thereafter	17,735
Total commitments	41,963
Less: effect of discounting cash flows to their present value	(8,998)
Operating lease liabilities	$ 32,965	$ 38,789